Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of fixed assets
	Useful lives	June 30, 2019	June 30, 2018
Computer and software	3 years	$16,700	$16,700
Less: accumulated depreciation		(9,500)	(4,600)
Fixed assets, net		$7,200	$12,100

Schedule of future minimum lease payments to be received
2020	$90,348
2021	90,348
2022	90,348
2023	45,175
Total	$316,219